UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05871

                     CENTENNIAL CALIFORNIA TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                          Date of fiscal year end: JUNE

                      Date of reporting period: 09/30/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.1%
--------------------------------------------------------------------------------
CALIFORNIA--89.7%
ABAG FAU for NonProfit Corps., CA COP,
Episcopal Homes Foundation, Series 2000,
3.64% 1                                          $  2,600,000    $    2,600,000
--------------------------------------------------------------------------------
Alameda/Contra Costa, CA Schools FAU COP,
Capital Improvements Financing Project,
Series A, 3.63% 1                                     790,000           790,000
--------------------------------------------------------------------------------
Alameda/Contra Costa, CA Schools FAU COP,
Capital Improvements Financing Project,
Series C, 3.63% 1                                     475,000           475,000
--------------------------------------------------------------------------------
Alameda/Contra Costa, CA Schools FAU COP,
Capital Improvements Financing Project,
Series D, 3.63% 1                                   2,305,000         2,305,000
--------------------------------------------------------------------------------
Auburn, CA USD COP, Refinance & Capital
Improvement Project-2002, 3.71% 1                   5,635,000         5,635,000
--------------------------------------------------------------------------------
CA Coast Community College District GOUN,
PTTR, Series 1417, 3.80% 1,2                        1,650,000         1,650,000
--------------------------------------------------------------------------------
CA Dept. of Water Resources Power Supply RB,
Series C-2, 3.73% 1                                 2,000,000         2,000,000
--------------------------------------------------------------------------------
CA Economic Recovery GOUN, PTTR, Series 452,
3.77% 1,2                                             485,000           485,000
--------------------------------------------------------------------------------
CA EDFAU IDV RB, Applied Aerospace Structure
Corp., Series 1998, 3.80% 1                           800,000           800,000
--------------------------------------------------------------------------------
CA GOUN, Kindergarten University, Series 2004
A-9, 3.67% 1                                        7,150,000         7,150,000
--------------------------------------------------------------------------------
CA GOUN, P-Floats, Series MT-162, 3.15% 1           2,000,000         2,000,000
--------------------------------------------------------------------------------
CA GOUN, PTTR, Series 630, 3.77% 1,2                1,245,000         1,245,000
--------------------------------------------------------------------------------
CA GOUN, Series 2003 C-4, 3.67% 1                   4,000,000         4,000,000
--------------------------------------------------------------------------------
CA HFA RB, Home Mtg., Series C, 3.83% 1             2,675,000         2,675,000
--------------------------------------------------------------------------------
CA I&E Development Bank RB, Salvation Army
Western Territory, Series 2001, 3.40%,
11/13/06                                            9,000,000         9,000,000
--------------------------------------------------------------------------------
CA I&E Development Bank RB, Starter &
Alternator Project, Series 199, 3.79% 1             3,900,000         3,900,000
--------------------------------------------------------------------------------
CA P-Floats, Series PZP-005, 3.84% 1,2              2,000,000         2,000,000
--------------------------------------------------------------------------------
CA PCFAU SWD RB, Greenwaste Recovery Project,
Series A, 3.81% 1                                   3,075,000         3,075,000
--------------------------------------------------------------------------------
CA PCFAU SWD RB, Marin San Services Project,
Series A, 3.81% 1                                   1,500,000         1,500,000
--------------------------------------------------------------------------------
CA PCFAU SWD RB, Penas Disposal, Inc. Project,
Series A, 3.81% 1                                   1,345,000         1,345,000
--------------------------------------------------------------------------------
CA PCFAU SWD RB, Sunset Waste Paper, Inc.
Project, 3.81% 1                                    3,170,000         3,170,000
--------------------------------------------------------------------------------
CA PCFAU SWD RB, Vanderham/J&D Wilson Dairy
Project, Series 2004, 3.79% 1                       2,500,000         2,500,000
--------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-002, 3.82% 1,2          4,000,000         4,000,000
--------------------------------------------------------------------------------
CA REF GOUN, Series 2005A, Subseries A-3,
3.68% 1                                             3,500,000         3,500,000
--------------------------------------------------------------------------------
CA SCDAU MH RB, Oakwood Apts. Project,
Series 2006 L, 3.75% 1                              6,500,000         6,500,000
--------------------------------------------------------------------------------
CA SCDAU MH RB, P-Floats, Series PT-3099,
3.84% 1,2                                           4,975,000         4,975,000
--------------------------------------------------------------------------------
CA SCDAU RB, 3.72%, 10/4/06                         5,000,000         5,000,000
--------------------------------------------------------------------------------
CA Statewide FAU TS RB, P-Floats, Series
PA-1287, 3.80% 1,2                                  3,150,000         3,150,000
--------------------------------------------------------------------------------
Chaffey, CA Community College District GOUN,
PTTR, Series 925, 3.77% 1,2                         1,000,000         1,000,000
--------------------------------------------------------------------------------
Clovis, CA USD GOB, P-Floats, Series PZ-42,
3.81% 1,2                                           1,510,000         1,510,000
--------------------------------------------------------------------------------
El Rancho, CA USD GOUN, PTTR, Series 807,
3.77% 1,2                                           6,190,000         6,190,000
--------------------------------------------------------------------------------
Fontana, CA PFAU TXAL RB, PTTR, Series 707,
3.77% 1,2                                           1,990,000         1,990,000


                   1 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS CONTINUED
--------------------------------------------------------------------------------
CALIFORNIA CONTINUED
--------------------------------------------------------------------------------
Irwindale, CA Community RA REF TXAL Bonds,
P-Floats, Series PT-3542, 3.76% 1,2              $  7,120,000    $    7,120,000
--------------------------------------------------------------------------------
Lancaster, CA RA MH RB, Trust Receipts, Series
F12 J, Sunset Project, 3.68% 1,2                    3,975,000         3,975,000
--------------------------------------------------------------------------------
Los Angeles, CA Municipal Improvement Corp.
RB, Series A-1, 3.65%, 11/3/06                      5,000,000         5,000,000
--------------------------------------------------------------------------------
Los Angeles, CA USD GOB, AAMC Series 1999-7,
3.75% 1,2                                           6,000,000         6,000,000
--------------------------------------------------------------------------------
Los Angeles, CA USD GOUN, PTTR, Series 1442,
3.77% 1,2                                           3,100,000         3,100,000
--------------------------------------------------------------------------------
Mt. Diablo, CA USD GOB, AAMC Series 2004-36,
3.77% 1,2                                           4,590,000         4,590,000
--------------------------------------------------------------------------------
Northern CA Power Agency RRB, Hydroelectric
Project 1-A, 3.68% 1                                  500,000           500,000
--------------------------------------------------------------------------------
Oakland, CA USD GOUN, Municipal Securities
Trust Certificates, Series 9035, Cl. A,
3.76% 1,2                                           4,000,000         4,000,000
--------------------------------------------------------------------------------
Orange Cnty., CA Apt. Development RB, Hidden
Hills Project, Series C, 3.62% 1                    5,700,000         5,700,000
--------------------------------------------------------------------------------
Pasadena, CA COP, CAB, Conference Center,
PTTR, Series 1464, 3.80% 1,2                        1,200,000         1,200,000
--------------------------------------------------------------------------------
San Diego, CA Sewer RB, SGMSTR Series SG 14,
3.76% 1,2                                           3,955,000         3,955,000
--------------------------------------------------------------------------------
San Francisco, CA City & Cnty. PUC Clean Water
RRB, MERLOTS Series 2003 B20, 3.77% 1,2             6,975,000         6,975,000
--------------------------------------------------------------------------------
San Joaquin Delta Community College District,
CA GOUN Municipal Securities Trust
Certificates, Cl. A, Series 3020, 3.82% 1,2         5,955,000         5,955,000
--------------------------------------------------------------------------------
Santa Clara Cnty., CA El Camino Hospital FAU
RB, 3.68% 1                                         1,900,000         1,900,000
--------------------------------------------------------------------------------
Santa Clara Cnty., CA El Camino Hospital FAU
RB, 3.68% 1                                         7,400,000         7,400,000
--------------------------------------------------------------------------------
Santa Clara Cnty., CA FAU Lease RB, Housing
Authority Office Project, Series 2004A,
3.63% 1                                             3,420,000         3,420,000
--------------------------------------------------------------------------------
Santa Rosa, CA Wastewater RB, P-Floats, Series
PZ-43, 3.80% 1,2                                    4,880,000         4,880,000
--------------------------------------------------------------------------------
Ventura, CA PFAU Lease RB, 3.45%, 12/6/06           1,000,000         1,000,000
--------------------------------------------------------------------------------
Ventura, CA PFAU Lease RB, 3.47%, 12/6/06           1,300,000         1,300,000
                                                                 ---------------
                                                                    176,085,000
--------------------------------------------------------------------------------
U.S. POSSESSIONS--9.4%
PR CMWLTH GOUN, MSTFC Series 2003-813 D,
3.74% 1,2                                           2,900,000         2,900,000
--------------------------------------------------------------------------------
PR CMWLTH GOUN, Trust Receipts, Series 2005-F2,
3.78% 1,2                                           8,725,000         8,725,000
--------------------------------------------------------------------------------
PR CMWLTH Infrastructure FAU RB, Tender
Option Trust Certificates, Series 2005 Z-6,
3.80% 1,2                                           2,905,000         2,905,000
--------------------------------------------------------------------------------
PR CMWLTH Public Finance Corp. RRB, Reset
Option Certificates II-R Trust, Series 415CE,
3.79% 1,2                                           2,700,000         2,700,000
--------------------------------------------------------------------------------
PR CMWLTH RB, Trust Receipts, Lehman Brothers,
Inc. as Trustor, Series F5, 3.73% 1,2                 825,000           825,000
--------------------------------------------------------------------------------
PR Municipal Finance Agency RB, Series A, 4%,
8/1/07                                                500,000           502,405
                                                                 ---------------
                                                                     18,557,405


                   2 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $194,642,405)          99.1%   $  194,642,405
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                           0.9         1,725,705

                                                 -------------------------------
Net Assets                                              100.0%   $  196,368,110
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

AAMC       ABN AMRO Munitops Certificates
ABAG       Association of Bay Area Governments
CAB        Capital Appreciation Bond
CMWLTH     Commonwealth
COP        Certificates of Participation
EDFAU      Economic Development Finance Authority
FAU        Finance Authority
GOB        General Obligation Bonds
GOUN       General Obligation Unlimited Nts.
HFA        Housing Finance Agency/Authority
I&E        Infrastructure and Economic
IDV        Industrial Development
MERLOTS    Municipal Exempt Receipts Liquidity Option Tender
MH         Multifamily Housing
MSTFC      Morgan Stanley & Co., Inc. Trust Floater Certificates
P-Floats   Puttable Floating Option Tax Exempt Receipts
PCFAU      Pollution Control Finance Authority
PFAU       Public Finance Authority
PTTR       Puttable Tax Exempt Receipts
PUC        Public Utilities Commission
RA         Redevelopment Agency/Authority
RB         Revenue Bonds
REF        Refunding
RRB        Revenue Refunding Bonds
SCDAU      Statewide Communities Development Authority
SGMSTR     Societe Generale, NY Branch Municipal Security Trust Receipts
SWD        Solid Waste Disposal
TS         Tobacco Settlement
TXAL       Tax Allocation
USD        Unified School District

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on September 30, 2006. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $98,000,000 or 49.91% of the Trust's net assets as of September 30, 2006.

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.


                   3 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                   4 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial California Tax Exempt Trust


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006

By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/15/2006